Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,300,000.00
Total Fee Amount	17,442.03
Total Offset Amount	0.00
Net Fee	$ 17,442.03
Offering Table N/A
Offset Table N/A	N/A